Interest expense	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Interest expense

Note 7	Interest expense

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Interest expense on long-term debt	(1,391)	(1,148)
Interest expense on other debt	(219)	(126)
Capitalized interest	135	128
Total interest expense	(1,475)	(1,146)
Included in interest expense on long-term debt is interest on lease liabilities of $193 million and $165 million for 2023 and 2022, respectively.
Capitalized interest was calculated using an average rate of 4.31% and 3.83% for 2023 and 2022, respectively, which represents the weighted average interest rate on our outstanding long-term debt.